1. Name and address of issuer:   LORD ASSET MANAGEMENT TRUST
                                 440 S. LASALLE STREET, SUITE 3900
                                 CHICAGO, IL 60605

2. Name of each series or class of funds for which this notice has is filed:


3. Investment Company Act File Number:     811-8348

   Securities Act File Number:             33-75138

4. Last day of fiscal year for which this notice is filed:

                                  OCTOBER 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]


6. Date of termination of issuer's declaration under rule 24f-2 (a)(1), if applicable (see Instruction A.6):
                                  NOT APPLICABLE

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                  0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                                  0

9. Number and aggregate sale price of securities sold during the fiscal year:

                                  NUMBER:  351,341
                                  AMOUNT:  4,016,713

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

                                  NUMBER:  351,341
                                  AMOUNT:  4,016,713

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
                                  NOT APPLICABLE

12. Calculation of registration fee:
    (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from item 10):

                                  $4,016,713
                                  -----------
    (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                  +    0
                                  -----------
    (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                  -$1,097,457
                                  ------------
    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2
          (if applicable):
                                  +    0
                                  ------------
    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
          (iii), plus line (iv)] (if applicable):

                                  $2,919,256
                                  ------------
    (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction C.6):

                                  x1/3300
                                  ------------
    (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:

                                  $884.62
                                  ============

Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instructions C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as describes in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                  [X]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                  December 13, 1996


                                  SIGNATURES
This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title) * ______________________
                           Thomas S. White, Jr.
                           Chairman

Date:  Decemeber 13, 1996
       ------------------

       *Please print the name and title of the signing officer below the signature